INVESTMEN
T ADVISORY
AGREEMEN
T
Between
ALTERNATI
VE
STRATEGIES
FUND
and
SCG ASSET
MANAGEME
NT, LLC


AGREEMENT,
made as of
December 13,
2021, between
ALTERNATIV
E
STRATEGIES
FUND, a
Delaware
statutory trust
(the "Trust"),
and SCG
ASSET
MANAGEME
NT, LLC, a
New York
limited liability
company (the
"Adviser"),
located at 2132
Deep Water
Lane, Suite
232, Naperville,
Illinois, 60564.
RECITALS:

     WHEREAS,
the Trust is a
closed-end
management
investment
company and is
registered as
such under the
Investment
Company Act
of 1940, as
amended (the
"Act");

     WHEREAS,
the Trust is
authorized to
issue shares of
beneficial
interest in
separate series,
each having its
own investment
objective or
objectives,
policies and
limitations;

     WHEREAS,
the Trust offers
shares in the
series named on
Appendix A
hereto and
made subject to
this Agreement
in accordance
with Section 1.3
(being herein
referred to as
the "Fund");

     WHEREAS,
the Adviser is
registered as an
investment
adviser under
the Investment
Advisers Act of
1940; and

     WHEREAS,
the Trust
desires to retain
the Adviser to
render
investment
advisory
services to the
Trust with
respect to the
Fund in the
manner and on
the terms and
conditions
hereinafter set
forth;

     NOW,
THEREFORE,
the parties
hereto agree as
follows:

1. Services of
the Adviser.

      1.1
Investment
Advisory
Services. The
Adviser shall
act as the
investment
adviser to each
Fund and, as
such, shall (i)
obtain and
evaluate such
information
relating to the
economy,
industries,
business,
securities
markets and
securities as it
may deem
necessary or
useful in
discharging its
responsibilities
hereunder, (ii)
formulate a
continuing
program for the
investment of
the assets of the
Fund in a
manner
consistent with
its investment
objective(s),
policies and
restrictions, and
(iii) determine
from time to
time securities
to be purchased,
sold, retained or
lent by the
Fund, and
implement
those decisions,
including the
selection of
entities with or
through which
such purchases,
sales or loans
are to be
effected;
provided, that
the Adviser will
place orders
pursuant to its
investment
determinations
either directly
with the  issuer
or with a broker
or dealer, and if
with a broker or
dealer, (a) will
attempt to
obtain the best
price and
execution of its
orders, and (b)
may
nevertheless in
its discretion
purchase and
sell portfolio
securities from
and  to brokers
who provide the
Adviser with
research,
analysis, advice
and similar
services and
pay such
brokers in
return a higher
commission
than may be
charged by
other brokers.

      The Trust
hereby
authorizes any
entity or person
associated with
the Adviser or
any sub-adviser
retained by the
Adviser
pursuant to
Section 9 of this
Agreement,
which is a
member of a
national
securities
exchange, to
effect any
transaction on
the exchange
for the account
of the Trust
which is
permitted by
Section 11(a) of
the Securities
Exchange Act
of 1934 and
Rule 11a2-2(T)
thereunder, and
the Trust
hereby consents
to the retention
of
compensation
for such
transactions in
accordance with
Rule 11a2-
2(T)(a)(2)(iv).

      The Adviser
shall carry out
its duties with
respect to each
Fund's
investments in
accordance with
applicable law
and the
investment
objectives,
policies and
restrictions set
forth in each
Fund's then-
current
Prospectus and
Statement of
Additional
Information,
and subject to
such further
limitations as
the Trust may
from time to
time impose by
written notice
to the Adviser.

      1.2
Administrative
Services.   The
Trust has
engaged the
services of an
administrator.
The Adviser
shall provide
such additional
administrative
services as
reasonably
requested by
the Board of
Trustees or
officers of the
Trust; provided,
that the Adviser
shall not have
any obligation
to provide
under this
Agreement any
direct or
indirect services
to Trust
shareholders,
any services
related to the
distribution of
Trust shares, or
any other
services which
are the subject
of a separate
agreement or
arrangement
between the
Trust and the
Adviser.
Subject to the
foregoing, in
providing
administrative
services
hereunder, the
Adviser shall:

      1.2.1 Office
Space,
Equipment and
Facilities.
Provide such
office space,
office
equipment and
office facilities
as are adequate
to fulfill the
Adviser's
obligations
hereunder.

      1.2.2
Personnel.
Provide,
without
remuneration
from or other
cost to the
Trust, the
services of
individuals
competent to
perform the
administrative
functions which
are not
performed by
employees or
other agents
engaged by the
Trust or by the
Adviser acting
in some other
capacity
pursuant to a
separate
agreement or
arrangement
with the Trust.

      1.2.3
Agents. Assist
the Trust in
selecting and
coordinating the
activities of the
other agents
engaged by the
Trust, including
the Trust's
shareholder
servicing agent,
custodian,
administrator,
independent
auditors and
legal counsel.

      1.2.4
Trustees and
Officers.
Authorize and
permit the
Adviser's
directors,
officers and
employees who
may be elected
or appointed as
Trustees or
officers of the
Trust to serve in
such capacities,
without
remuneration
from or other
cost to the
Trust.

      1.2.5 Books
and Records.
Assure that all
financial,
accounting and
other records
required to be
maintained and
preserved by
the Adviser on
behalf of the
Trust are
maintained and
preserved by it
in accordance
with applicable
laws and
regulations.

      1.2.6
Reports and
Filings. Assist
in the
preparation of
(but not pay
for) all periodic
reports by the
Fund to its
shareholders
and all reports
and filings
required to
maintain the
registration and
qualification of
the Funds and
Fund shares, or
to meet other
regulatory or
tax
requirements
applicable to
the Fund, under
federal and
state securities
and tax laws.

      1.3
Additional
Series. In the
event that the
Trust
establishes one
or more series
after the
effectiveness of
this Agreement
("Additional
Series"),
Appendix A to
this Agreement
may be
amended to
make such
Additional
Series subject
to this
Agreement
upon the
approval of the
Board of
Trustees of the
Trust and the
shareholder(s)
of the
Additional
Series, in
accordance with
the provisions
of the Act. The
Trust or the
Adviser may
elect not to
make any such
series subject to
this Agreement.





2. Expenses of
the Funds.

      2.1
Expenses to be
Paid by
Adviser. The
Adviser shall
pay all salaries,
expenses and
fees of the
officers,
Trustees and
employees of
the Trust who
are officers,
directors,
members or
employees of
the Adviser.

      In the event
that the Adviser
pays or assumes
any expenses of
the Trust not
required to be
paid or assumed
by the Adviser
under this
Agreement, the
Adviser shall
not be obligated
hereby to pay or
assume the
same or any
similar expense
in the future;
provided, that
nothing herein
contained shall
be deemed to
relieve the
Adviser of any
obligation to
the Funds under
any separate
agreement or
arrangement
between the
parties.

      2.2
Expenses to be
Paid by the
Fund.  The
Fund shall bear
all expenses of
its operations,
except those
specifically
allocated to the
Adviser under
this Agreement
or under any
separate
agreement
between the
Trust and the
Adviser.
Subject to any
separate
agreement or
arrangement
between the
Trust and the
Adviser, the
expenses
hereby
allocated to the
Fund, and not
to the Adviser,
include but are
not limited to:

      2.2.1
Custody. All
charges of
depositories,
custodians, and
other agents for
the transfer,
receipt,
safekeeping,
and servicing of
the Fund's cash,
securities, and
other property.

      2.2.2
Shareholder
Servicing. All
expenses of
maintaining and
servicing
shareholder
accounts,
including but
not limited to
the charges of
any shareholder
servicing agent,
dividend
disbursing
agent, transfer
agent or other
agent engaged
by the Trust to
service
shareholder
accounts.

      2.2.3
Shareholder
Reports. All
expenses of
preparing,
setting in type,
printing and
distributing
reports and
other
communication
s to
shareholders.

      2.2.4
Prospectuses.
All expenses of
preparing,
converting to
EDGAR
format, filing
with the
Securities and
Exchange
Commission or
other
appropriate
regulatory
body, setting in
type, printing
and mailing
annual or more
frequent
revisions of the
Fund's
Prospectus and
Statement of
Additional
Information and
any
supplements
thereto and of
supplying them
to shareholders.

      2.2.5
Pricing and
Portfolio
Valuation. All
expenses of
computing the
Fund's net asset
value per share,
including any
equipment or
services
obtained for the
purpose of
pricing shares
or valuing the
Fund's
investment
portfolio.

      2.2.6
Communication
s. All charges
for equipment
or services used
for
communication
s between the
Adviser or the
Trust and any
custodian,
shareholder
servicing agent,
portfolio
accounting
services agent,
or other agent
engaged by the
Trust.

      2.2.7 Legal
and Accounting
Fees. All
charges for
services and
expenses of the
Trust's legal
counsel and
independent
accountants.

      2.2.8
Trustees' Fees
and Expenses.
All
compensation
of Trustees
other than those
affiliated with
the Adviser, all
expenses
incurred in
connection with
such
unaffiliated
Trustees'
services as
Trustees, and
all other
expenses of
meetings of the
Trustees and
committees of
the Trustees.

      2.2.9
Shareholder
Meetings. All
expenses
incidental to
holding
meetings of
shareholders,
including the
printing of
notices and
proxy materials,
and proxy
solicitations
therefor.

      2.2.10
Federal
Registration
Fees. All fees
and expenses of
registering and
maintaining the
registration of
the Fund under
the Act and the
registration of
the Fund's
shares under the
Securities Act
of 1933 (the
"1933 Act"),
including all
fees and
expenses
incurred in
connection with
the preparation,
converting to
EDGAR
format, setting
in type,
printing, and
filing of any
Registration
Statement,
Prospectus and
Statement of
Additional
Information
under the 1933
Act or the Act,
and any
amendments or
supplements
that may be
made from time
to time.

      2.2.11 State
Registration
Fees. All fees
and expenses of
taking required
action to permit
the offer and
sale of the
Fund's shares
under securities
laws of various
states or
jurisdictions,
and of
registration and
qualification of
the Fund under
all other laws
applicable to
the Trust or its
business
activities
(including
registering the
Trust as a
broker-dealer,
or any officer of
the Trust or any
person as agent
or salesperson
of the Trust in
any state).

      2.2.12
Confirmations.
All expenses
incurred in
connection with
the issue and
transfer of Fund
shares,
including the
expenses of
confirming all
share
transactions.

      2.2.13
Bonding and
Insurance. All
expenses of
bond, liability,
and other
insurance
coverage
required by law
or regulation or
deemed
advisable by the
Trustees of the
Trust,
including,
without
limitation, such
bond, liability
and other
insurance
expenses that
may from time
to time be
allocated to the
Fund in a
manner
approved by its
Trustees.

      2.2.14
Brokerage
Commissions.
All brokers'
commissions
and other
charges incident
to the purchase,
sale or lending
of the Fund's
portfolio
securities.

      2.2.15
Taxes. All taxes
or
governmental
fees payable by
or with respect
to the Fund to
federal, state or
other
governmental
agencies,
domestic or
foreign,
including stamp
or other transfer
taxes.

      2.2.16
Trade
Association
Fees. All fees,
dues and other
expenses
incurred in
connection with
the Trust's
membership in
any trade
association or
other
investment
organization.

      2.2.17
Compliance
Fees. All
charges for
services and
expenses of the
Trust's Chief
Compliance
Officer.

      2.2.18
Nonrecurring
and
Extraordinary
Expenses. Such
nonrecurring
and
extraordinary
expenses as
may arise
including the
costs of actions,
suits, or
proceedings to
which the Trust
is a party and
the expenses
the Trust may
incur as a result
of its legal
obligation to
provide
indemnification
to its officers,
Trustees and
agents.

3. Advisory
Fee.

      As
compensation
for all services
rendered,
facilities
provided and
expenses paid
or assumed by
the Adviser
under this
Agreement,
each Fund shall
pay the Adviser
on the last
business day of
each month, or
as promptly as
possible
thereafter, a
management
fee and
incentive fee as
described in
Appendix B.
       The
average value
of the daily net
assets of the
Fund shall be
determined
pursuant to the
applicable
provisions of
the Agreement
and Declaration
of Trust or a
resolution of
the Board of
Trustees, if
required.  If,
pursuant to
such provisions,
the
determination
of net asset
value of the
Fund is
suspended for
any particular
business day,
then for the
purposes of this
paragraph, the
value of the net
assets of the
Fund as last
determined
shall be deemed
to be the value
of the net assets
as of the close
of the business
day, or as of
such other time
as the value of
the Fund's net
assets may
lawfully be
determined, on
that day.  If the
determination
of the net asset
value of the
Fund has been
suspended for a
period
including such
month, your
compensation
payable at the
end of such
month shall be
computed on
the basis of the
value of the net
assets of the
Fund as last
determined
(whether during
or prior to such
month).

4. Proxy
Voting and
Class Actions.

      The Adviser
will vote, or
make
arrangements to
have voted, all
proxies
solicited by or
with respect to
the issuers of
securities in
which assets of
a Fund may be
invested from
time to time.
Such proxies
will be voted in
a manner that
you deem, in
good faith, to
be in the best
interest of the
Fund and in
accordance with
your proxy
voting policy.
You agree to
provide a copy
of your proxy
voting policy to
the Trust prior
to the execution
of this
Agreement, and
any
amendments
thereto
promptly.  It is
acknowledged
and agreed that
the Adviser
shall not be
responsible for
the filing of
claims (or
otherwise
causing the
Fund to
participate) in
class action
settlements or
similar
proceedings in
which
shareholders
may participate
related to
securities
currently or
previously
associated with
the Fund.

5. Records.

      5.1 Tax
Treatment.
Both the
Adviser and the
Trust shall
maintain, or
arrange for
others to
maintain, the
books and
records of the
Trust in such a
manner that
treats each
Fund as a
separate entity
for federal
income tax
purposes.

      5.2
Ownership. All
records required
to be
maintained and
preserved by
the Trust
pursuant to the
provisions or
rules or
regulations of
the Securities
and Exchange
Commission
under Section
31(a) of the Act
and maintained
and preserved
by the Adviser
on behalf of the
Trust are the
property of the
Trust and shall
be surrendered
by the Adviser
promptly on
request by the
Trust; provided,
that the Adviser
may at its own
expense make
and retain
copies of any
such records.

6. Reports to
Adviser.

      The Trust
shall furnish or
otherwise make
available to the
Adviser such
copies of each
Fund's
Prospectus,
Statement of
Additional
Information,
financial
statements,
proxy
statements,
reports and
other
information
relating to its
business and
affairs as the
Adviser may, at
any time or
from time to
time,
reasonably
require in order
to discharge its
obligations
under this
Agreement.

7. Reports to
the Trust.

      The Adviser
shall prepare
and furnish to
the Trust such
reports,
statistical data
and other
information in
such form and
at such intervals
as the Trust
may reasonably
request.

8. Code of
Ethics.

      The Adviser
has adopted a
written code of
ethics
complying with
the
requirements of
Rule 17j-1
under the Act
and will
provide the
Trust with a
copy of the
code and
evidence of its
adoption.
Within 45 days
of the last
calendar quarter
of each year
while this
Agreement is in
effect, the
Adviser will
provide to the
Board of
Trustees of the
Trust a written
report that
describes any
issues arising
under the code
of ethics since
the last report to
the Board of
Trustees,
including, but
not limited to,
information
about material
violations of the
code and
sanctions
imposed in
response to the
material
violations; and
which certifies
that the Adviser
has adopted
procedures
reasonably
necessary to
prevent "access
persons" (as
that term is
defined in Rule
17j-1) from
violating the
code.
9. Retention of
Sub-Adviser.

      Subject to
the Trust's
obtaining the
initial and
periodic
approvals
required under
Section 15 of
the Act, the
Adviser may
retain one or
more sub-
advisers, at the
Adviser's own
cost and
expense, for the
purpose of
managing the
investments of
the assets of
one or more
Funds of the
Trust. Retention
of one or more
sub-advisers
shall in no way
reduce the
responsibilities
or obligations
of the Adviser
under this
Agreement and
the Adviser
shall, subject to
Section 11 of
this Agreement,
be responsible
to the Trust for
all acts or
omissions of
any sub-adviser
in connection
with the
performance of
the Adviser's
duties
hereunder.

10. Services to
Other Clients.

      Nothing
herein
contained shall
limit the
freedom of the
Adviser or any
affiliated person
of the Adviser
to render
investment
management
and
administrative
services to
other
investment
companies, to
act as
investment
adviser or
investment
counselor to
other persons,
firms or
corporations, or
to engage in
other business
activities.

11. Limitation
of Liability of
Adviser and its
Personnel.

      Neither the
Adviser nor any
director,
manager,
officer or
employee of the
Adviser
performing
services for the
Trust at the
direction or
request of the
Adviser in
connection with
the Adviser's
discharge of its
obligations
hereunder shall
be liable for any
error of
judgment or
mistake of law
or for any loss
suffered by the
Trust in
connection with
any matter to
which this
Agreement
relates, and the
Adviser shall
not be
responsible for
any action of
the Trustees of
the Trust in
following or
declining to
follow any
advice or
recommendatio
n of the Adviser
or any sub-
adviser retained
by the Adviser
pursuant to
Section 9 of this
Agreement;
PROVIDED,
that nothing
herein
contained shall
be construed (i)
to protect the
Adviser against
any liability to
the Trust or its
shareholders to
which the
Adviser would
otherwise be
subject by
reason of
willful
misfeasance,
bad faith, or
gross
negligence in
the performance
of the Adviser's
duties, or by
reason of the
Adviser's
reckless
disregard of its
obligations and
duties under
this Agreement,
or (ii) to protect
any director,
manager,
officer or
employee of the
Adviser who is
or was a
Trustee or
officer of the
Trust against
any liability of
the Trust or its
shareholders to
which such
person would
otherwise be
subject by
reason of
willful
misfeasance,
bad faith, gross
negligence or
reckless
disregard of the
duties involved
in the conduct
of such person's
office with the
Trust.

12. Effect of
Agreement.

      Nothing
herein
contained shall
be deemed to
require the
Trust to take
any action
contrary to its
Declaration of
Trust or its By-
Laws or any
applicable law,
regulation or
order to which
it is subject or
by which it is
bound, or to
relieve or
deprive the
Trustees of the
Trust of their
responsibility
for and control
of the conduct
of the business
and affairs of
the Trust.

13. Term of
Agreement.

      The term of
this Agreement
shall begin as of
the date this
Agreement is
approved by
vote of the
holders of a
majority of the
outstanding
voting
securities of the
Fund and shall
remain in effect
for a period of
two years
thereafter.
Thereafter, this
Agreement
shall continue
in effect with
respect to the
Fund from year
to year, subject
to the
termination
provisions and
all other terms
and conditions
hereof;
PROVIDED,
such
continuance
with respect to
the Fund is
approved at
least annually
by vote of the
holders of a
majority of the
outstanding
voting
securities of the
Fund or by the
Trustees of the
Trust;
PROVIDED,
that in either
event such
continuance is
also approved
annually by the
vote, cast in
person (unless
otherwise
permitted by
applicable law
or regulation) at
a meeting
called for the
purpose of
voting on such
approval, of a
majority of the
Trustees of the
Trust who are
not parties to
this Agreement
or "interested
persons" (as
defined in the
Act) of either
party hereto.
The Adviser
shall furnish to
the Trust,
promptly upon
its request, such
information as
may reasonably
be necessary to
evaluate the
terms of this
Agreement or
any extension,
renewal or
amendment
thereof.

14.
Amendment or
Assignment of
Agreement.

      Any
amendment to
this Agreement
shall be in
writing signed
by the parties
hereto;
PROVIDED,
that no such
amendment
shall be
effective unless
authorized (i)
by resolution of
the Trustees of
the Trust,
including the
vote or written
consent of a
majority of the
Trustees of the
Trust who are
not parties to
this Agreement
or interested
persons of
either party
hereto, and (ii)
by vote of a
majority of the
outstanding
voting
securities of the
Fund affected
by such
amendment as
required by
applicable law.
This Agreement
shall terminate
automatically
and
immediately in
the event of its
assignment.

15.
Termination of
Agreement.

      This
Agreement may
be terminated
as to any Fund
at any time by
either party
hereto, without
the payment of
any penalty,
upon sixty (60)
days' prior
written notice
to the other
party;
PROVIDED,
that in the case
of termination
by any Fund,
such action
shall have been
authorized (i)
by resolution of
the Trust's
Board of
Trustees,
including the
vote or written
consent of
Trustees of the
Trust who are
not parties to
this Agreement
or "interested
persons" (as
defined by the
Act) of either
party hereto, or
(ii) by vote of
majority of the
outstanding
voting
securities of the
Fund.

16. Force
Majeure.

      No party
shall be liable
or responsible
to the other
party, nor be
deemed to have
defaulted under
or breached this
Agreement, for
any failure or
delay in
fulfilling or
performing any
term of this
Agreement ,
when and to the
extent such
failure or delay
is caused by or
results from
acts beyond the
impacted party's
("Impacted
Party")
reasonable
control,
including,
without
limitation, the
following force
majeure events:
(a) acts of God;
(b) flood, fire,
earthquake,
epidemic,
pandemic, or
explosion; (c)
war, invasion,
hostilities
(whether war is
declared or
not), terrorist
threats or acts,
riot or other
civil unrest; (d)
government
order, law, or
actions; (e)
embargoes or
blockades in
effect on or
after the date of
this Agreement;
(f) national or
regional
emergency; (g)
strikes, labor
stoppages or
slowdowns or
other industrial
disturbances;
(h) shortage of
adequate power
or
transportation
facilities; and
(i) other similar
events beyond
the reasonable
control of the
Impacted Party.

17. Declaration
of Trust.

      The Adviser
is hereby
expressly put
on notice of the
limitation of
shareholder
liability as set
forth in the
Trust's
Declaration of
Trust and
agrees that the
obligations
assumed by the
Trust or a Fund,
as the case may
be, pursuant to
this Agreement
shall be limited
in all cases to
the Trust or a
Fund, as the
case may be,
and its assets,
and the Adviser
shall not seek
satisfaction of
any such
obligation from
the shareholders
or any
shareholder of
the Trust. In
addition, the
Adviser shall
not seek
satisfaction of
any such
obligations
from the
Trustees or any
individual
Trustee. The
Adviser
understands that
the rights and
obligations of
any Fund under
the Declaration
of Trust are
separate and
distinct from
those of any
and all other
Funds. The
Adviser further
understands and
agrees that no
Fund of the
Trust shall be
liable for any
claims against
any other Fund
of the Trust and
that the Adviser
must look
solely to the
assets of the
pertinent Fund
of the Trust for
the enforcement
or satisfaction
of any claims
against the
Trust with
respect to that
Fund.

18.
Confidentiality
..

      The Adviser
agrees to treat
all records and
other
information
relating to the
Trust and the
securities
holdings of the
Fund as
confidential and
shall not
disclose any
such records or
information to
any other
person unless
(i) the Board of
Trustees of the
Trust has
approved the
disclosure or
(ii) such
disclosure is
compelled by
law
PROVIDED,
HOWEVER,
that information
which has
become known
to the public
through no
wrongful act of
the Adviser or
any of its
employees,
agents or
representatives,
and information
that was already
in the
possession of
the Adviser
prior to receipt
thereof from the
Trust, shall not
be subject to
this limitation.
In addition, the
Adviser and the
Adviser's
officers,
directors and
employees are
prohibited from
receiving
compensation
or other
consideration,
for themselves
or on behalf of
the Fund, as a
result of
disclosing the
Fund's portfolio
holdings.  The
Adviser agrees
that, consistent
with the
Adviser's Code
of Ethics,
neither the
Adviser nor the
Adviser's
officers,
directors,
members or
employees may
engage in
personal
securities
transactions
based on
nonpublic
information
about a Fund's
portfolio
holdings.

19.Performance
Data.

      The parties
agree that the
Adviser shall
have the right to
use
performance
data it generates
in connection
with the
Fund(s) in the
Adviser's
investment
composites.

20. Governing
Law.

      This
Agreement
shall be
governed and
construed in
accordance with
the laws of the
State of New
York.

21.
Interpretation
and Definition
of Terms.

       Any
question of
interpretation of
any term or
provision of
this Agreement
having a
counterpart in
or otherwise
derived from a
term or
provision of the
Act shall be
resolved by
reference to
such term or
provision of the
Act and to
interpretation
thereof, if any,
by the United
States courts,
or, in the
absence of any
controlling
decision of any
such court, by
rules,
regulations or
orders of the
Securities and
Exchange
Commission
validly issued
pursuant to the
Act.
Specifically, the
terms "vote of a
majority of the
outstanding
voting
securities,"
"interested
persons,"
"assignment"
and "affiliated
person," as used
in this
Agreement
shall have the
meanings
assigned to
them by Section
2(a) of the Act.
In addition,
when the effect
of a
requirement of
the Act
reflected in any
provision of
this Agreement
is modified,
interpreted or
relaxed by a
rule, regulation
or order of the
Securities and
Exchange
Commission,
whether of
special or of
general
application,
such provision
shall be deemed
to incorporate
the effect of
such rule,
regulation or
order.

22. Captions.

      The
captions in this
Agreement are
included for
convenience of
reference only
and in no way
define or
delineate any of
the provisions
hereof or
otherwise affect
their
construction or
effect.



23. Execution
in
Counterparts.

         This
Agreement may
be executed
simultaneously
in counterparts,
each of which
shall be deemed
an original, but
both of which
together shall
constitute one
and the same
instrument.


[Signature Page
Follows]


         IN
WITNESS
WHEREOF,
the parties have
caused this
Agreement to
be signed by
their respective
officers
thereunto duly
authorized as of
the date and
year first above
written.




	ALTERNATIV
E
STRATEGIES
FUND


By: _____/s/
Kevin
Wolf________
__________


Name: Kevin
Wolf


Title: President




	SCG
ASSET
MANAGEME
NT, LLC



By:__/s/
Gregory
Sachs________
_______


Name: Gregory
Sachs


Title:  Chief
Executive
Officer and
Managing
Partner





ALTERNATIV
E
STRATEGIES
FUND

INVESTMENT
ADVISORY
AGREEMENT

APPENDIX A

FUNDS OF
THE TRUST


N
A
M
E

O
F

F
U
N
D



A
l
t
e
r
n
a
t
i
v
e

S
t
r
a
t
e
g
i
e
s

F
u
n
d

1
..
5
0
%



































APPENDIX B


Compensation
of the Adviser


The Adviser is
entitled to a fee
consisting of
two
components-a
base
management
fee and an
incentive fee:

1.	The base
management
fee is calculated
and payable
monthly in
arrears at the
annual rate of
1.50% of the
Fund's average
daily net assets
during such
period.

2.	The incentive
fee is calculated
and payable
quarterly in
arrears based
upon the Fund's
"pre-incentive
fee net
investment
income" for the
immediately
preceding
quarter, and is
subject to a
"hurdle rate,"
expressed as a
rate of return on
the Fund's
"adjusted
capital," equal
to 1.50% per
quarter (or an
annualized
hurdle rate of
6.0%), subject
to a "catch-up"
feature. For this
purpose, "pre-
incentive fee
net investment
income" means
interest income,
dividend
income and any
other income
accrued during
the calendar
quarter, minus
the Fund's
operating
expenses for the
quarter
(including the
management
fee, expenses
reimbursed to
the Manager for
any
administrative
services
provided by the
Manager and
any interest
expense and
distributions
paid on any
issued and
outstanding
preferred
shares, but
excluding the
incentive fee).
"Adjusted
capital" means
the cumulative
gross proceeds
received by the
Fund from the
sale of the
Fund's shares
(including
pursuant to the
Fund's
distribution
reinvestment
plan), reduced
by amounts
paid in
connection with
purchases of the
Fund's shares
pursuant to the
Fund's share
repurchase
program.

No incentive
fee is payable in
any calendar
quarter in
which the
Fund's pre-
incentive fee
net investment
income does
not exceed the
quarterly hurdle
rate of 1.50%.
For any
calendar quarter
in which the
Fund's pre-
incentive fee
net investment
income is
greater than the
hurdle rate, but
less than or
equal to
1.875%, the
incentive fee
will equal the
amount of the
Fund's pre-
incentive fee
net investment
income in
excess of the
hurdle rate.
This portion of
the Fund's pre-
incentive fee
net investment
income which
exceeds the
hurdle but is
less than or
equal to 1.875%
is referred to as
the "catch-up."
The "catch-up"
provision is
intended to
provide the
Manager with
an incentive fee
of 20.0% on all
of the Fund's
pre-incentive
fee net
investment
income when
the Fund's pre-
incentive fee
net investment
income reaches
1.875% in any
calendar
quarter. For any
calendar quarter
in which the
Fund's pre-
incentive fee
net investment
income exceeds
1.875% of
adjusted capital,
the incentive
fee will equal
20.0% of pre-
incentive fee
net investment
income.